Schedule of Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Provision/(Benefit) at statutory rate	21.00%	21.00%
State tax Provision/(Benefit) net of federal benefit	5.10%	2.35%
Permanent book/tax differences	5.85%	(0.048%)
Change in valuation allowance	(1.85%)	(20.85%)
Other	(30.11%)	(2.42%)
Income Tax Provision/(Benefit)
Provision/(Benefit) at Statutory Rate	$ 851,925	$ (2,770,944)
State Tax Provision/(Benefit) net of federal benefit	(206,832)	(309,886)
Permanent Book/Tax Differences	(237,419)	10,621
Change in valuation allowance	74,848	2,751,592
Other	1,221,327	318,617
Income Tax Provision/(Benefit)